Non-controlling interests and redeemable non-controlling interests	6 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests consists of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$49,121	$25,172	$89,328	$59,743
Non-controlling interests - redeemable tax equity partnership units	331	331	662	662
Other net earnings attributable to:
Non-controlling interests	(7,727)	(10,064)	(17,106)	(18,387)
	$41,725	$15,439	$72,884	$42,018
Redeemable non-controlling interest, held by related party	—	(6,349)	—	(12,399)
Net effect of non-controlling interests	$41,725	$9,090	$72,884	$29,619
The non-controlling tax equity investors ("tax equity partnership units") in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting.